Note 2 - Summary of Significant Accounting Policies (Details) - Movement of the Group’s Allowance for Doubtful Accounts In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Movement of the Group’s Allowance for Doubtful Accounts [Abstract]
Balance at the beginning of the year		9,903	9,348	5,790
Provision for doubtful accounts	876	5,303	4,523	3,572
Write-offs		(2,551)	(3,968)	(14)
Balance at the ending of the year		12,655	9,903	9,348